Supplemental Information Concerning Property-Casualty Insurance Operations	12 Months Ended
Dec. 31, 2024
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Abstract]
Supplemental Information Concerning Property-Casualty Insurance Operations
Schedule VI – Supplemental Information Concerning Property-Casualty Insurance Operations

AS OF AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2024	2023	2022
DAC	$181	$171	$124
Reserves for unpaid claims and CAE	7,278	6,829	1,366
Amount of discount in reserves for unpaid claims and CAE	22	21	—
Unearned premiums	1,835	2,056	1,086
Earned premiums	2,945	2,155	1,109
Net investment income	334	116	47
Claims and CAE incurred relating to:
Current year	2,187	1,610	782
Prior years	155	(51)	(25)
Amortization of DAC	458	417	159
Paid claims and CAE	2,093	1,497	708
Gross premiums written	3,973	2,420	1,224